COMMITMENTS AND CONTINGENT LIABILITIES (Lease Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Future minimum lease commitments under non-cancelable operating leases are as follows:
2015	$ 185
2016	74
2017	58
2018	58
2019	10
Total	385
Operating lease expense	$ 379	$ 480	$ 462